Segments of Operations (Tables)	12 Months Ended
Dec. 31, 2025
Segments of Operations [Abstract]
Schedule of Reportable Operating Segments Based on Net Sales and Operating Loss

The accounting policies of the various segments are the same as those described in Note 2, “Summary of Significant Accounting Policies.”

	Year ended December 31, 2025
	Nanox. ARC	Radiology Services	AI and software Solutions	Total
Revenues	478	11,585	958	13,021
Cost of revenues	8,104	9,020	8,685	25,809
Segment gross profit (loss)	(7,626)	2,565	(7,727)	(12,788)
Research and development, net	14,552	134	4,550	19,236
Sales and Marketing	4,866	485	314	5,665
General and administrative	16,967	4,181	439	21,587
Other segment items (*)	18,951	-	7	18,958
Segment operating loss	(62,962)	(2,235)	(13,037)	(78,234)
Financial income				1,424
Loss before taxes on income				(76,810)

Depreciation expense	1,075	10	104	1,189
Amortization expense	-	2,519	7,989	10,508
Change in contingent earnout liability	-	-	7	7
Impairment of long-lived assets	17,528	-	-	17,528
Stock based compensation	3,326	701	163	4,190

Total Assets	93,198	18,365	50,602	162,165
Expenditures for segment’s assets	4,186	15	6	4,207

(*)	Nanox.Arc – impairment of long-lived assets, other expense, net in connection with settlement with a shareholder (see Note 10), loss from disposal of property and equipment and rent income.
	Year ended December 31, 2024
	Nanox. ARC	Radiology Services	AI and software Solutions	Total
Revenues	281	10,275	727	11,283
Cost of revenues	4,926	8,664	8,302	21,892
Segment gross profit (loss)	(4,645)	1,611	(7,575)	(10,609)
Research and development, net	16,223	103	3,856	20,182
Sales and Marketing	2,808	432	170	3,410
General and administrative	17,825	4,139	491	22,455
Other segment items (*)	90	-	-	90
Segment operating loss	(41,591)	(3,063)	(12,092)	(56,746)
Financial income				2,870
Realized income from sale of marketable securities				2
Loss before taxes on income				(53,874)

Depreciation expense	998	8	115	1,121
Amortization expense	-	2,628	7,984	10,612
Stock based compensation	5,546	1,123	592	7,261

Total Assets	132,914	19,819	57,269	210,002
Expenditures for segment’s assets	2,767	-	-	2,767

(*)	Nanox.Arc – loss from disposal of property and equipment and rent income.
	Year ended December 31, 2023
	Nanox.	Radiology	AI and software
	ARC	Services	Solutions	Total
Revenues	116	9,462	327	9,905
Cost of revenues	124	8,040	8,333	16,497
Segment gross profit (loss)	(8)	1,422	(8,006)	(6,592)
Research and development, net	20,121	63	5,865	26,049
Sales and Marketing	2,689	454	1,025	4,168
General and administrative	20,472	2,626	1,174	24,272
Other segment items (*)	(1,424)	2,567	365	1,508
Segment operating loss	(41,866)	(4,288)	(16,435)	(62,589)
Financial income				1,652
Realized loss from sale of marketable securities				(178)
Loss before taxes on income				(61,115)

Depreciation expense	1,036	12	150	1,198
Amortization expense	-	2,628	7,984	10,612
Change in contingent earnout liability	-	(4,488)	-	(4,488)
Goodwill impairment	-	7,055	365	7,420
Stock based compensation	5,678	202	958	6,838

Total Assets	130,665	21,709	66,274	218,648
Expenditures for segment’s assets	3,184	81	38	3,303

(*)	Other segment items for each reportable segment includes:

Schedule of Long-Lived Assets by Geography	Long-lived assets by geography
	Year Ended December 31
	2025	2024	2023
Israel	13,138	8,439	7,360
South Korea	16,520	37,336	38,921
United States	3,537	3,423	635
	33,195	49,198	46,916